Share capital (Details)												1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 15, 2022 CHF (SFr) SFr / shares shares	Oct. 31, 2022 CHF (SFr) SFr / shares shares	Oct. 26, 2022 EquityInstruments SFr / shares shares	Jul. 22, 2022 SFr / shares shares	Jul. 22, 2022 $ / shares shares	Feb. 02, 2022 CHF (SFr) SFr / shares shares	Dec. 16, 2021 SFr / shares shares	Dec. 16, 2021 $ / shares shares	Apr. 23, 2021 SFr / shares shares	Jan. 08, 2021 CHF (SFr) SFr / shares shares	Jan. 08, 2021 USD ($) shares	Jul. 31, 2022 CHF (SFr) SFr / shares shares	Jul. 31, 2022 USD ($) shares	Mar. 31, 2022 CHF (SFr) shares	Dec. 31, 2022 CHF (SFr) SFr / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CHF (SFr) SFr / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CHF (SFr) shares	Dec. 14, 2022 CHF (SFr)	Oct. 30, 2022 CHF (SFr)	Jul. 19, 2022 CHF (SFr) SFr / shares	Jul. 18, 2022 SFr / shares
Share capital
Number of shares at beginning of period														(11,374,803)	(11,374,803)	(11,374,803)
Number of shares at beginning of period														37,898,149	37,898,149	37,898,149	27,118,774	27,118,774
Issue of shares-third parties										6,900,000	6,900,000						6,900,000	6,900,000
Issue of shares-exercise ESOP & ESC	17,438,883														17,438,883	17,438,883
Sale of shares under shelf registration															4,500,000	4,500,000	3,759,402	3,759,402
Exercise of pre-funded warrants															15,978,570	15,978,570
Sale of shares under sale agency agreement															1,355,248	1,355,248	39,940	39,940
Settlement of suppliers invoices																	116,914	116,914
Net purchase of treasury shares under liquidity agreement															(36,830)	(36,830)	(36,881)	(36,881)
Number of shares at end of period															(38,214,291)	(38,214,291)	(11,374,803)	(11,374,803)
Number of shares at end of period															77,134,020	77,134,020	37,898,149	37,898,149	27,118,774
Number of shares reclassed as treasury shares under IFRS 2			(17,438,883)												(17,438,883)
Number of shares including IFRS 2 shares															59,695,137
Par value per share | SFr / shares	SFr 0.01									SFr 1.00					SFr 0.01		SFr 1.00					SFr 0.01	SFr 1.00
Treasury shares | SFr															SFr 6,278,763		SFr 11,703,279
Share capital | SFr	SFr 1,153,483	SFr 979,094													1,153,483		49,272,952			SFr 979,094	SFr 652,730	SFr 652,730
Issue price | SFr / shares										SFr 1.46
Number of equity incentive units exercised | EquityInstruments			17,438,883
Strike price of equity incentive units | SFr / shares			SFr 0.13
Other equity | SFr															64,620,223
Gross amount of treasury shares sold | SFr															464,954
Gross proceeds										SFr 10,100,000	$ 11,500,000						10,099,323
Share issuance cost | SFr										SFr 1,800,000					288,131		1,865,475
Settlement of supplier invoices | SFr																	SFr 164,980		SFr 285,745
Addex Pharma SA
Share capital
Issue of shares-treasury shares		32,636,476				16,000,000			9,524,317
Issue price | SFr / shares		SFr 0.01				SFr 1.00			SFr 1.00
Proportion of ownership interest in subsidiary						100.00%			100.00%
Share issuance cost | SFr						SFr 200,000
Kepler
Share capital
Sale of shares under sale agency agreement												1,355,248	1,355,248				39,940	39,940
Issue price | SFr / shares												SFr 0.34
Gross amount of treasury shares sold | SFr												SFr 464,954					SFr 80,944
Kepler | Treasury Shares Reserve
Share capital
Treasury shares | SFr															128,200		91,370
Kepler | Other financial assets
Share capital
Treasury shares | SFr															SFr 3,165		SFr 17,145
Armistice Capital LLC
Share capital
Sale of shares under shelf registration				4,500,000	4,500,000		3,752,202	3,752,202
Share sale price | (per share)				SFr 0.27			SFr 1.00	$ 1.08
Number of pre-funded warrants sold															10,500,000	10,500,000	5,478,570	5,478,570
Warrants sale price | (per share)															SFr 0.27		SFr 0.99	$ 1.08
Total exercise price of pre-funded warrants												SFr 8,429	$ 9,131		SFr 16,812	$ 17,500
Gross proceeds															4,100,000	$ 4,200,000	SFr 9,200,000	$ 10,000,000
Share issuance cost | SFr															SFr 400,000		SFr 1,400,000
Share issuance cost paid | SFr														SFr 500,000
Number of warrants issued															15,000,000	15,000,000	9,230,772	9,230,772
Strike price of issued warrants | (per share)															SFr 0.30		SFr 1.00	$ 1.08
Exercise period of issued warrants															5 years	5 years
Fair value of issued warrants | SFr / shares															SFr 0.07		SFr 0.40
Expected volatility															64.61%	64.61%	55.57%	55.57%
Annual risk-free rate															0.05%	0.05%	(0.64%)	(0.64%)
Value of issued warrants | SFr															SFr 1,000,000.0		SFr 3,700,000
ATM program
Share capital
Sale of shares under shelf registration																	7,000	7,000
Roger Mills
Share capital
Settlement of suppliers invoices																	60,638	60,638
Common shares
Share capital
Number of shares at beginning of period														49,272,952	49,272,952	49,272,952	32,848,635	32,848,635
Issue of shares-treasury shares															48,636,476	48,636,476	9,524,317	9,524,317
Issue of shares-third parties																	6,900,000	6,900,000
Issue of shares-exercise ESOP & ESC															17,438,883	17,438,883
Number of shares at end of period															115,348,311	115,348,311	49,272,952	49,272,952	32,848,635
Number of common shares including IFRS 2 shares															115,348,311
Treasury shares
Share capital
Number of shares at beginning of period														(11,374,803)	(11,374,803)	(11,374,803)	(5,729,861)	(5,729,861)
Issue of shares-treasury shares															(48,636,476)	(48,636,476)	(9,524,317)	(9,524,317)
Sale of shares under shelf registration															4,500,000	4,500,000	3,759,402	3,759,402
Exercise of pre-funded warrants															15,978,570	15,978,570
Sale of shares under sale agency agreement															1,355,248	1,355,248	39,940	39,940
Settlement of suppliers invoices																	116,914	116,914
Net purchase of treasury shares under liquidity agreement															(36,830)	(36,830)	(36,881)	(36,881)
Number of shares at end of period															(38,214,291)	(38,214,291)	(11,374,803)	(11,374,803)	(5,729,861)
Number of shares reclassed as treasury shares under IFRS 2															(17,438,883)
Number of shares including IFRS 2 shares															(55,653,174)
American Depositary Shares
Share capital
Issue of shares-third parties										6,750,000	6,750,000
American Depositary Shares | Armistice Capital LLC
Share capital
Sale of shares under shelf registration				750,000	750,000		625,367	625,367
Exercise of pre-funded warrants												913,095	913,095
Share sale price | (per share)					$ 1.70		SFr 6.00	$ 6.50
Number of pre-funded warrants sold															1,750,000	1,750,000	913,095	913,095
Warrants sale price | (per share)																$ 1.69	SFr 5.99	$ 6.49
Strike price of pre-funded warrants | $ / shares																$ 0.01		$ 0.01
Number of warrants issued															2,500,000	2,500,000	1,538,462	1,538,462
Strike price of issued warrants | (per share)																$ 1.90	SFr 6.00	$ 6.5
Fair value of issued warrants | SFr / shares															SFr 0.40		SFr 2.4